SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 3 (Details) (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock, Shares Authorized	750,000,000		750,000,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock, Shares Authorized	50,000,000		50,000,000
Employee Stock Ownership Plan (ESOP), Shares in ESOP [Abstract]
Employee Stock Ownership Plan (ESOP), Shares in ESOP			153,625		504,440
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Shares, Outstanding, Beginning Balance	239,934,681		240,447,416		246,507,865
Stock Issued During Period, Shares, Savings Plan Issuance					560,600
Shares Held In Employee Stock Ownership Plan, Released	153,625		350,815		363,733
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	1,876,303		958,126		912,725
Stock Issued During Period, Shares, Restricted Stock Award, Gross	2,580		11,876
Stock Issued During Period, Shares, Dividend Reinvestment Plan					217,772	[1]
Stock Issued During Period, Shares, Restricted Stock Units, Vesting	683,416	[1]	2,625	[1]
Stock Repurchased and Retired During Period, Shares	281,769	[2]	1,836,177	[2]	8,108,579	[2]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited					6,700
Common Stock, Shares, Outstanding, Ending Balance	242,368,836		239,934,681		240,447,416
Common Stock Repurchase Program [Abstract]
Authorized Share Repurchase Program, Maximum Repurchase, Amount			$ 2
Authorized Share Repurchase Program, Maximum Repurchase, Shares			40,000,000

[1]	Includes dividend equivalents.
[2]	In addition to formal common stock repurchase programs which we discuss below, we may also, from time to time, purchase shares of our common stock from restricted stock plan participants who elect to sell a sufficient number of vesting restricted shares to meet minimum statutory tax withholding requirements.